Legal and administrative proceedings (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 7,218	$ 5,995
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	2,111	1,274
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	376	292
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,201	1,050
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 10,906	$ 8,611